Financial Instruments (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Financial Instruments (Textual)
Cash and cash equivalents and short-term deposits	$ 7,817	$ 6,684
ADSs [Member]
Financial Instruments (Textual)
Issuance of warrants	$ 3,406
Bottom of range [member]
Financial Instruments (Textual)
Short term deposits fixed interest rate, percentage	0.02%
Top of range [member]
Financial Instruments (Textual)
Short term deposits fixed interest rate, percentage	2.97%